Revenue Recognition and Deferred Costs II - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Impairment of deferred commissions	$ 0	$ 0
Deferred sales commissions	2,900,000	1,800,000
Deferred commission amortization expense	$ 1,500,000	$ 1,100,000